VARIABLE INTEREST ENTITIES (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2013 Entity	Dec. 25, 2012	Dec. 31, 2013 Variable Interest Entity One Variable Interest Entity, Primary Beneficiary	Dec. 31, 2013 Variable Interest Entity One and Two Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of variable interest entities (VIEs)	3
Variable interest entity financial support			$ 1,100,000	$ 3,600,000
Variable Interest Entities Assets	11,604,000	11,680,000	3,900,000	6,800,000
Total assets of the entity	$ 11,600,000	$ 11,700,000